Concentrations and Risks (Tables)	12 Months Ended
Dec. 31, 2023
Telecommunications service provider
Concentrations and Risks
Schedule of concentrations and risks
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
	RMB in thousands
Total number of telecommunications service providers	126	153	116
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	3	2
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	55%	45%	23%

Credit risk
Concentrations and Risks
Schedule of concentrations and risks	The following table presents distribution channel and customer that had receivable balance exceeding

10
% of
the Group’s accounts receivable balance as of December 31, 2022 and
2023.

RMB in thousands	December 31, 2022	December 31, 2023

Distribution channel A	<10%	236,549
Customer A	<10%	235,125